BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Transactions with companies (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties
Related party transaction represented in shareholder equity, percentage	1.00%
Associates
Disclosure of transactions between related parties
Revenues	$ 219	$ 218	$ 317
Operating costs	(870)	(554)	(545)
La Capital Cable | Services revenues and other revenues
Disclosure of transactions between related parties
Revenues	102	218	280
La Capital Cable | Fees for services
Disclosure of transactions between related parties
Operating costs	(870)	(554)	(545)
Ver T.V | Services revenues and other revenues
Disclosure of transactions between related parties
Revenues	33		37
OPH | Services revenues and other revenues
Disclosure of transactions between related parties
Revenues	84
Related party
Disclosure of transactions between related parties
Revenues	1,974	1,548	1,921
Operating costs	(25,399)	(31,565)	(38,573)
Other Related parties | Advisory services
Disclosure of transactions between related parties
Operating costs	(2,306)	(2,778)	(3,207)
Other Related parties | Services and advertising revenues
Disclosure of transactions between related parties
Revenues	1,974	1,548	1,921
Other Related parties | Programming costs
Disclosure of transactions between related parties
Operating costs	(17,783)	(21,727)	(25,641)
Other Related parties | Editing and distribution of magazines
Disclosure of transactions between related parties
Operating costs	(2,727)	(3,846)	(5,169)
Other Related parties | Advertising Purchases
Disclosure of transactions between related parties
Operating costs	(1,464)	(2,258)	(3,385)
Other Related parties | Other purchases
Disclosure of transactions between related parties
Operating costs	$ (1,119)	$ (956)	$ (1,171)